Stock-Based Compensation (Details) - Schedule of RSAs activity - Restricted Stock Activity [Member]	8 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of RSAs activity [Line Items]
Number of RSAs, Unvested Beginning Balance | shares
Weighted Average Grant Date Fair Value, Unvested Beginning Balance | $ / shares
Number of RSAs, Granted | shares	2,207,553
Weighted Average Grant Date Fair Value, Granted | $ / shares
Number of RSAs, Unvested Ending | shares	2,207,553
Weighted Average Grant Date Fair Value, Unvested Ending | $ / shares